Performance Management	Jan. 28, 2026
RiverPark Large Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Calendar Year Total Returns (as of December 31) Institutional Class (RPXIX)
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest quarterly return was 38.72% for the quarter ended June 30, 2020, and the lowest quarterly return was -33.91% for the quarter ended June 30, 2022.

The performance table below shows how the Fund’s average annual return for the calendar year, the five years ended December 31, 2025, the ten years ended December 31, 2025 and since inception of the Fund (September 30, 2010), compared to that of the Fund’s benchmarks (Russell 1000 Growth Total Return Index and S&P 500 Total Return Index):

Performance Table Heading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary.
Performance Table Closing [Text Block]	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
Performance Availability Website Address [Text]	www.riverparkfunds.com
Performance Availability Phone [Text]	888-564-4517
RiverPark Large Growth Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	38.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(33.91%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Wedgewood Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Calendar Year Total Returns (as of December 31) Institutional Class (RWGIX)
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest quarterly return was 26.60% for the quarter ended June 30, 2020, and the lowest quarterly return was -17.38% for the quarter ended June 30, 2022.

The performance table below shows how the Fund’s average annual return for the calendar year, the five years ended December 31, 2025, the ten years ended December 31, 2025 and since inception of the Fund (September 30, 2010), compared to that of the Fund’s benchmarks (Russell 1000 Growth Total Return Index and S&P 500 Total Return Index):

Performance Table Heading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary.
Performance Table Closing [Text Block]	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
Performance Availability Website Address [Text]	www.riverparkfunds.com
Performance Availability Phone [Text]	888-564-4517
Wedgewood Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	26.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.38%)
Lowest Quarterly Return, Date	Jun. 30, 2022
RiverPark Short Term High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Calendar Year Total Returns (as of December 31) Institutional Class (RPHIX)
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest quarterly return was 1.84% for the quarter ended December 31, 2023 and the lowest quarterly return was -0.67% for the quarter ended March 31, 2020.

The performance table below shows how the Fund’s average annual return for the calendar year, the five years ended December 31, 2025, the ten years ended December 31, 2025 and since inception of the Fund (September 30, 2010), compared to that of the Fund’s benchmarks (ICE BofA 1-3 Year U.S. Corporate Bond Index, ICE BofA 1 Year U.S. Treasury Index, ICE BofA 0-3 Year U.S. High Yield Index Excluding Financials and Bloomberg U.S. Aggregate Bond Index):

Performance Table Heading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary.
Performance Table Closing [Text Block]	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
Performance Availability Website Address [Text]	www.riverparkfunds.com
Performance Availability Phone [Text]	888-564-4517
RiverPark Short Term High Yield Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.84%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(0.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
RiverPark Long/Short Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The performance information for periods prior to March 30, 2012 shown below is for the Fund’s predecessor partnership (RiverPark Opportunity Fund, LLC). The predecessor partnership was merged into and reorganized as the Fund, a series of RiverPark Funds Trust, as of March 30, 2012. The merger and reorganization of the predecessor partnership into the Fund was for purposes entirely unrelated to the establishment of a performance record. The Fund is managed in a manner that is in all material respects equivalent to the management of the predecessor partnership since its inception on September 30, 2009. During its operating history, the predecessor partnership’s investment policies, objectives, guidelines and restrictions were in all material respects equivalent to the Fund’s. The information for periods prior to March 30, 2012 shows the predecessor partnership’s performance and reflects the actual fees and expenses that were charged when the Fund was a partnership. When the Fund was a partnership, it charged certain investors a 20% performance fee and capped its non-performance related expenses at 2% annual rates. The Fund does not charge a performance fee. If the annual returns for the predecessor partnership were charged the same fees and expenses as the Fund, the annual returns for the predecessor partnership would have been higher. From its inception on September 30, 2009 through March 30, 2012, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or the Internal Revenue Code of 1986 (the “Code”), which if they had been applicable, might have adversely affected its performance. The information below provides some indications of the risks of investing in the Fund. Comparison of performance to an appropriate index indicates how the Fund’s and the predecessor partnership’s average annual returns compare with those of a broad measure of market performance. The Fund’s and the predecessor partnership’s past performance is not necessarily an indication of how the Fund will perform in the future. Past performance (before and after taxes) is no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s and the predecessor partnership’s past performance is not necessarily an indication of how the Fund will perform in the future. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.
Bar Chart [Heading]	Calendar Year Total Returns (as of December 31) Institutional Class (RLSIX)
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest quarterly return was 18.17% for the quarter ended June 30, 2020, and the lowest quarterly return was -35.18% for the quarter ended June 30, 2022.

The performance table below shows how the Fund’s average annual return for the calendar year, the five years ended December 31, 2025, the ten years ended December 31, 2025 and since inception of the Fund’s predecessor partnership (September 30, 2009), compared to that of the Fund’s benchmarks (S&P 500 Total Return Index and Morningstar Long/Short Equity Category (sourced from Morningstar Principia)):

Performance Table Heading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary.
Performance Table Closing [Text Block]	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
Performance Availability Website Address [Text]	www.riverparkfunds.com
Performance Availability Phone [Text]	888-564-4517
RiverPark Long/Short Opportunity Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(35.18%)
Lowest Quarterly Return, Date	Jun. 30, 2022
RiverPark Floating Rate CMBS Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

The performance for periods prior to September 30, 2016 shown below is for the Fund’s predecessor private fund, GSREA CMBS Credit Opportunities, LLC, a Delaware limited liability company. The predecessor private fund commenced operations on June 1, 2010. The predecessor private fund was reorganized into an interval fund (the “Interval Fund”) as of September 30, 2016, and the Interval Fund commenced operations on October 3, 2016. The reorganization of the predecessor private fund into the Interval Fund was for purposes entirely unrelated to the establishment of a performance record. The Interval Fund was further reorganized into the Fund as of November 12, 2018.

Since inception, the Fund, the Interval Fund and the predecessor private fund were all managed by the same portfolio manager and in a manner that is in all material respects equivalent, including investment policies, objectives and guidelines. The following information shows the predecessor private fund’s annual returns reflecting the actual fees and expenses that were charged by the predecessor private fund, including a base fee that varied between 1% and 1.25% and a performance fee that varied between 10% and 12.5%. The Fund does not charge a performance fee. If the predecessor private fund had been charged the same fees and expenses as the Fund (which are lower), the annual returns for the predecessor private fund would have been higher. The limited partners of the predecessor fund were subject to calls on capital commitments and had lock-up periods with penalties for early withdrawals. The Interval Fund had limitations on quarterly redemptions, but those features were different from the predecessor private fund. The Fund is open to daily redemptions without limitation and with no lock-up periods.

The predecessor private fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or the Code, which if they had been applicable, might have adversely affected its performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Calendar Year Total Returns (as of December 31) RiverPark Floating Rate CMBS Fund (RCRIX)1
Bar Chart Closing [Text Block]

1	Prior to September 30, 2016, the Fund was a private fund.

During the period of time shown in the bar chart, the highest quarterly return was 15.42% for the quarter ended June 30, 2020, and the lowest quarterly return was -21.63% for the quarter ended March 31, 2020.

The performance table below shows how the Fund’s average annual return for the calendar year, the five years ended December 31, 2025, the ten years ended December 31, 2025 (which include returns for the predecessor private fund and the Interval Fund) and since inception of the Fund’s predecessor private fund (May 31, 2010) compared to that of the Fund’s benchmarks (Bloomberg U.S. Investment-Grade CMBS Index and Bloomberg U.S. Aggregate Bond Index):

Performance Table Heading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary.
Performance Table Closing [Text Block]	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
Performance Availability Website Address [Text]	www.riverparkfunds.com
Performance Availability Phone [Text]	888-564-4517
RiverPark Floating Rate CMBS Fund | Institutional Class Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Riverpark/Next Century Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Calendar Year Total Returns (as of December 31) Institutional Class (RPNIX)
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest quarterly return was 12.71% for the quarter ended June 30, 2025, and the lowest quarterly return was -13.28% for the quarter ended March 31, 2025.

The performance table below shows how the Fund’s average annual return for the calendar year and since inception of the Fund (June 30, 2023), compared to that of the Fund’s benchmarks (Russell 2000 Growth Total Return Index and S&P 500 Total Return Index):

Performance Table Heading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary.
Performance Table Closing [Text Block]	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
Performance Availability Website Address [Text]	www.riverparkfunds.com
Performance Availability Phone [Text]	888-564-4517
Riverpark/Next Century Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.71%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(13.28%)
Lowest Quarterly Return, Date	Mar. 31, 2025
RiverPark/Next Century Large Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Calendar Year Total Returns (as of December 31) Institutional Class (RPNLX)
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest quarterly return was 19.70% for the quarter ended June 30, 2025, and the lowest quarterly return was -12.12% for the quarter ended March 31, 2025.

The performance table below shows how the Fund’s average annual return for the calendar year and since inception of the Fund (December 29, 2023), compared to that of the Fund’s benchmarks (Russell 1000 Growth Total Return Index and S&P 500 Total Return Index):

Performance Table Heading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary.
Performance Table Closing [Text Block]	Updated performance information is available by calling the Fund, toll free, 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.
Performance Availability Website Address [Text]	www.riverparkfunds.com
Performance Availability Phone [Text]	888-564-4517
RiverPark/Next Century Large Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.70%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(12.12%)
Lowest Quarterly Return, Date	Mar. 31, 2025